Statements of Changes in Stockholders' Equity - 11 months ended Dec. 31, 2020 - USD ($)	Class A Common Stock	Class B Common Stock	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Total
Balance at Jan. 23, 2020
Balance (in Shares) at Jan. 23, 2020
Sale of shares to Sponsor at $0.006 per share			25,000		25,000
Sale of shares to Sponsor at $0.006 per share (in Shares)		4,312,500
Forfeiture of 920,000 shares of Class B common stock
Forfeiture of 920,000 shares of Class B common stock (in Shares)		(920,000)			(14,325,000)
Issuance of 920,000 shares of Class B common stock to Anchor investor			5,000		$ 5,000
Issuance of 920,000 shares of Class B common stock to Anchor investor (in Shares)		920,000
Sale of Units to the public at $10.00 per Unit	$ 2,000		172,498,000		172,500,000
Sale of Units to the public at $10.00 per Unit (in Shares)	17,250,000
Underwriters’ discount and offering expenses			(9,596,000)		(9,596,000)
Sale of 5,700,000 Private Placement Warrants at $1.00 per warrant, at fair value, $0.77			4,364,000		4,364,000
Cash received in excess of fair value of warrants			1,336,000		1,336,000
Initial classification of warrant liability			(10,948,000)		(10,948,000)
Class A common stock subject to possible redemption	$ (2,000)		(140,772,000)		(140,774,000)
Class A common stock subject to possible redemption (in Shares)	(14,077,350)
Net loss				(11,912,000)	(11,912,000)
Balance, at Dec. 31, 2020			$ 16,912,000	$ (11,912,000)	$ 5,000,000
Balance, (in Shares) at Dec. 31, 2020	3,172,650	4,312,500